CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 22,500	$ 15,000
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	4,455,134	4,455,134
Common Stock shares outstanding	4,455,134	4,455,134